Common stock Preferred stock and additional paid in capital-Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended			7 Months Ended		10 Months Ended			12 Months Ended
	Jan. 22, 2014	Mar. 27, 2012	May 13, 2015	Jun. 30, 2016	Jun. 30, 2015	Jul. 11, 2010	Aug. 07, 2013	Jul. 20, 2010	Oct. 19, 2012	Nov. 04, 2010	Oct. 19, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 12, 2010
Common stock shares issued													598,400
Common Stock, Preferred Stock Issuance, value				$ 2,747	$ 5,383								$ 8,623
Common stock shares par value												$ 0.0001
Dividends paid				(54,305)	(48,836)							$ (93,074)	$ (102,287)	$ (81,515)
Companys authorized capital stock [Member]
Common stock authorization date								7/14/2010
Common stock shares authorized						2,000,000
Stock split date											8/27/2010
Common stock shares issued						1,000,000		24,000,000			22,000,000
Dividend per share											$ 0.88
Common Stock, Preferred Stock Issuance, value								$ 2,400
Total Common stock shares issued as at period end.								25,000,000
Common stock shares par value						$ 0.0001
Authorized capital stock (amended articles incorporation) [Member]
Common stock shares authorized															1,000,000,000
Common stock shares par value															$ 0.0001
Preferred Stock, Shares Authorized															100,000,000
Preferred stock shares designated as Series A Participating Preferred Stock															10,000,000
Preferred stock shares par value															$ 0.0001
Companys Ipo completion [Member]
Common stock shares issued										13,300,000
Total Common stock shares issued as at period end.										60,300,000
Common stock shares par value										$ 0.0001
Public offering per share price										$ 12
Initial Public offering proceeds, net										$ 145,543
Follow-on offering completion [Member]
Common stock shares issued		7,500,000
Total Common stock shares issued as at period end.		67,800,000
Common stock shares par value		$ 0.0001
Public offering per share price		$ 14.1
Follow-on offering proceeds, net		$ 100,584
Second follow-on offering completion [Member]
Common stock shares issued									7,000,000
Total Common stock shares issued as at period end.									74,800,000
Common stock shares par value									$ 0.0001
Public offering per share price									$ 14
Follow-on offering proceeds, net									$ 93,547
Issuance of two million Series B Cumulative Redeemable Perpetual Preferred Stock [Member]
Dividend per share							$ 1.90625
Preferred Stock Shares Issued							2,000,000
Preferred stock dividend rate							7.625%
Preferred Stock, Redemption Terms							At any time after August 6, 2018, the Series B Preferred Stock may be redeemed, at Company's election at a price of $25 of liquidation preference per share.
Public offering per share price							$ 25
Follow-on offering proceeds, net							$ 48,042
Preferred stock shares par value							$ 0.0001
Issuance of four million Series C Cumulative Redeemable Perpetual Preferred Stock [Member]
Dividend per share	$ 2.125
Preferred Stock Shares Issued	4,000,000
Preferred stock dividend rate	8.50%
Preferred Stock, Redemption Terms	At any time after January 21, 2019, the Series C Preferred Stock may be redeemed, at Company's election at a price of $25 of liquidation preference per share.
Public offering per share price	$ 25
Follow-on offering proceeds, net	$ 96,523
Preferred stock shares par value	$ 0.0001
May 13, 2105 Issuance of four million D Cumulative Redeemable Perpetual Preferred Stock [Member]
Dividend per share			$ 2.1875
Preferred Stock Shares Issued			4,000,000
Preferred stock dividend rate			8.75%
Preferred Stock, Redemption Terms			At any time after May 13, 2020, the Series D Preferred Stock may be redeemed, at Company's election at a price of $25 of liquidation preference per share.
Public offering per share price			$ 25
Follow-on offering proceeds, net			$ 96,616
Preferred stock shares par value			$ 0.0001
Fourth Quarter Py Dividends paid [Member]
Dividends paid				$ 21,866	$ 20,944
Dividends paid, per common share				$ .29	$ .28
First Quarter Py Dividends paid [Member]
Dividends paid					$ 21,736
Dividends paid, per common share					$ .28
First Quarter Cy Dividends paid [Member]
Dividends paid				$ 21,908
Dividends paid, per common share				$ 0.29
October fifteen to January fourteen Series B Preferred Dividends paid [Member]
Dividends paid				$ 953	$ 953
Dividends paid, per common share				$ 0.476563	$ .476563
January fifteen to April fourteen Series B Preferred Dividends paid [Member]
Dividends paid				$ 953	$ 953
Dividends paid, per common share				$ 0.476563	$ 0.476563
October fifteen to January fourteen Series C Preferred Dividends paid [Member]
Dividends paid				$ 2,125	$ 2,125
Dividends paid, per common share				$ 0.531250	$ .531250
January fifteen to April fourteen Series C Preferred Dividends paid [Member]
Dividends paid				$ 2,125	$ 2,125
Dividends paid, per common share				$ 0.531250	$ 0.531250
October fifteen to January fourteen Series D Preferred Dividends paid [Member]
Dividends paid				$ 2,188
Dividends paid, per common share				$ 0.546875
January fifteen to April fourteen Series D Preferred Dividends paid [Member]
Dividends paid				$ 2,188
Dividends paid, per common share				$ 0.546875
Common stock issued to Costamare Shipping pursuant to Group management agreement [Member]
Common stock shares issued												448,800
Common stock shares par value												$ .0001
Common stock issued to Costamare Services pursuant to Services agreement [Member]
Common stock shares issued				299,200								149,600
Common stock shares par value				$ 0.0001								$ 0.0001